Equity - Subordinated notes - General information (Details) € in Millions, £ in Millions		12 Months Ended
	Apr. 18, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 13, 2023 EUR (€)	May 11, 2021 EUR (€)	Oct. 15, 2020 EUR (€)	Sep. 19, 2019 EUR (€)	Apr. 15, 2019 EUR (€)	Oct. 01, 2014 EUR (€) tranche	Oct. 01, 2014 GBP (£) tranche	Feb. 07, 2014 EUR (€) tranche	Feb. 07, 2014 GBP (£) tranche
Disclosure of detailed information about borrowings [line items]
Subordinated notes remuneration classified in equity		€ (185)	€ (215)		€ (238)
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2022 and paid in 2023		8	2
Subordinated notes remuneration paid		(177)	(213)		(238)
Subordinated notes		€ 4,950	4,950		5,497
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Equity component percentage assigned by some rating agencies (as a percent)		50.00%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Equity component percentage assigned by some rating agencies (as a percent)		0.00%
Subordinated Debt, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 2,800
Number of tranches within notes issued | tranche														3	3
Amount repurchased	€ 802
Remaining nominal amount after repurchase	198						€ 198
Subordinated Debt, 4.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 1,000
Rate														4.25%	4.25%
First step-up interest rate adjustment (as a percent)														0.25%	0.25%
Second step-up interest rate adjustment (as a percent)														0.75%	0.75%
Subordinated Debt, 5.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 1,000
Rate														5.25%	5.25%
First step-up interest rate adjustment (as a percent)														0.25%	0.25%
Second step-up interest rate adjustment (as a percent)														0.75%	0.75%
Subordinated notes remuneration paid		€ (71)	(53)		(53)
Subordinated notes			1,000		1,000
Subordinated Debt, 5.875 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 782	£ 650
Rate														5.875%	5.875%
First step-up interest rate adjustment (as a percent)														0.25%	0.25%
Second step-up interest rate adjustment (as a percent)														0.75%	0.75%
Subordinated Debt, 5.88 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 782	£ 650
Rate														5.88%	5.88%
Subordinated notes remuneration paid					(36)	£ (32)
Subordinated Debt, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value												€ 3,000
Number of tranches within notes issued | tranche												3	3
Subordinated Debt, 4 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value												€ 1,000
Rate												4.00%	4.00%	4.00%	4.00%
First step-up interest rate adjustment (as a percent)												0.25%	0.25%
Second step-up interest rate adjustment (as a percent)												0.75%	0.75%
Subordinated notes remuneration paid					(3)
Subordinated Debt, 5 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value												€ 1,250
Rate												5.00%	5.00%
First step-up interest rate adjustment (as a percent)												0.25%	0.25%
Second step-up interest rate adjustment (as a percent)												0.75%	0.75%
Subordinated notes remuneration paid		(63)	(63)		(63)
Subordinated notes		1,250	1,250		1,250
Subordinated Debt, 5.75 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value												€ 771	£ 600
Rate												5.75%	5.75%
First step-up interest rate adjustment (as a percent)												0.25%	0.25%
Second step-up interest rate adjustment (as a percent)												0.75%	0.75%
Subordinated notes remuneration paid			(49)	£ (41)	(38)	£ (33)
Subordinated notes					547
Subordinated debt, 2.38 percent, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 1,000
Rate											2.38%	2.38%	2.38%
First step-up interest rate adjustment (as a percent)											0.25%
Second step-up interest rate adjustment (as a percent)											0.75%
Subordinated notes remuneration paid		(24)	(24)		(24)
Subordinated notes		1,000	1,000		1,000
Subordinated debt, 1.75 percent, issued September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value										€ 500
Rate										1.75%	1.75%
First step-up interest rate adjustment (as a percent)										0.25%
Second step-up interest rate adjustment (as a percent)										0.75%
Subordinated notes remuneration paid		(9)	(9)		(9)
Subordinated notes		500	500		500
Subordinated debt, issued October 2020 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value									€ 700
Subordinated debt, 1.75 percent, issued October 2020 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value									€ 700
Rate									1.75%	1.75%
First step-up interest rate adjustment (as a percent)									0.25%
Second step-up interest rate adjustment (as a percent)									0.75%
Subordinated notes remuneration paid		(12)	(12)		(12)
Subordinated notes		700	700		700
Subordinated debt, 1.38% issued May 2021 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value								€ 500
Rate								1.375%	1.38%
First step-up interest rate adjustment (as a percent)								0.25%
Second step-up interest rate adjustment (as a percent)								1.00%
Subordinated notes remuneration paid		(7)	(7)
Subordinated notes		500	€ 500		€ 500
Subordinated debt, 5.38%, issued April 2023 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	€ 1,000
Rate	5.38%							5.38%
First step-up interest rate adjustment (as a percent)	0.25%
Second step-up interest rate adjustment (as a percent)	0.75%
Subordinated notes		€ 1,000